                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2

            Read instructions at end of form before preparing form.

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1.       Name and address of issuer:
         The Diversified Investors Funds Group II



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2.       The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes)                                                      [X]

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3.       Investment Company Act File Number:       811-07495

         Securities Act File Number:       333-00295

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4(a).    Last day of fiscal year for which this Form is filed:

                          December 31, 2005

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4(b).    [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).    [ ] Check box if this is the last time the issuer will be filing this Form.

----------------------------------------------------------------------------------------------------------------------
5.       Calculation of registration fee:

  (i)               Aggregate sale price of securities sold
                    during the fiscal year pursuant to section
                    24(f):                                                                   $     3,628,515,558
                                                                                                   -------------


  (ii)              Aggregate price of securities redeemed or
                    repurchased during the fiscal year:             $      2,058,622,811
                                                                     -------------------

  (iii)             Aggregate price of securities redeemed or
                    repurchased during any prior fiscal year
                    ending no earlier than October 11, 1995 that
                    were not previously used to reduce              $                  0
                    registration fees payable to the Commission:      ------------------



  (iv)              Total available redemption credits [add                                      $ 2,058,622,811
                    Items 5(ii) and 5(iii):                                                        -------------


  (v)               Net sales -- if Item 5(i) is greater than
                    Item 5(iv) [subtract Item 5(iv) from Item
                    5(i):                                                                        $ 1,569,892,747
                                                                                                   -------------


  (vi)              Redemption credits available for use in         $                   0
                    future years -- if Item 5(i) is less than         -------------------
                    5(iv) [subtract Item 5(iv) from Item 5(i)]:



  (vii)             Multiplier for determining registration fee                                 X        .000107
                    (See Instruction C.9):                                                         -------------


  (viii)            Registration fee due [multiply Item 5(v) by
                    Item 5(vii)] enter "0" (if no fee is due):                                  =$    167,978.50
                                                                                                   =============

----------------------------------------------------------------------------------------------------------------------

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6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________________.

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

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7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                +$            0
                                                                   ------------
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8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:

                                                                =$    167,978.50
                                                                  --------------
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9.       Date the registration fee and any interest payment was sent to the
         Commission's lockbox depository:


         Method of Delivery:
                 [X]   Wire Transfer
                 [ ]   Mail or other means
--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)(1)          /s/ ROBERT F. COLBY
                                  -----------------------------
                                   SENIOR VICE PRESIDENT

Date       March 28, 2006
    ---------------------------

(1)Please print the name and title of the signing officer below the signature.

24F2 Fees
Diversified Investors Strategic Allocation Funds
For the Period ended December 31, 2005

                                          98256            98257            98258           98740          98745
                                          SHORT        INTERMEDIATE  LONG/INTERMEDIATE    SHORT/INT         LONG
SAFS                                     HORIZON          HORIZON         HORIZON          HORIZON        HORIZON        TOTAL
----                                     -------          -------         -------          -------        -------        -----
 Proceeds from  issuance of shares      81,407,097      243,100,486     203,570,649      70,083,315     140,768,065     738,929,612
Proceeds from dividends reinvested       6,671,147       29,112,763      17,113,704       6,732,112       9,969,557      69,599,283
12/31/04 Cash Flow                        (146,128)        (382,489)       (356,235)       (264,845)       (352,303)     (1,502,000)
                                     ----------------------------------------------------------------------------------------------
Aggregate securities sold               87,932,116      271,830,760     220,328,118      76,550,582     150,385,319     807,026,895
                                     ----------------------------------------------------------------------------------------------
 Value of shares redeemed              (77,113,565)    (173,813,804)   (189,134,526)    (52,402,655)   (117,069,049)   (609,533,599)
12/31/04 Cash Flow                         354,409          361,099         140,451         152,421         221,685       1,230,065
                                     ----------------------------------------------------------------------------------------------
Net Change                             (76,759,156)    (173,452,705)   (188,994,075)    (52,250,234)   (116,847,364)   (608,303,534)
                                     ----------------------------------------------------------------------------------------------
Net Change                              11,172,960       98,378,055      31,334,043      24,300,348      33,537,955     198,723,361
                                     ==============================================================================================
                                                                                                                        198,723,361
Calculation of Fee:
Total change                         $ 198,723,361
                                     -------------
Calculation @ .000107 per SEC        $   21,263.40
                                     =============
Per Fund                                  1,195.51        10,526.45        3,352.74       2,600.14        3,588.56        21,263.40

24F2 Fees
Diversified Institutional Funds Group
For the Period ended December 31, 2004


                                          98988            98987           98986            98985          98984          98983
                                                           HIGH        INTERMEDIATE
                                           MONEY          QUALITY       GOVERNMENT        CORE BOND                        VALUE &
                                          MARKET           BOND            BOND             FUND          BALANCED         INCOME
                                          ------           ----            ----             ----          --------         ------
Proceeds from issuance of shares        914,410,463      84,621,534      19,857,443     214,811,861       43,383,929    301,920,449
Proceeds from dividends reinvested        5,058,702       3,888,986         401,034      12,060,854          485,018     29,225,891
12/31/04 Cash Flow                       (1,164,387)        (55,261)        (23,236)        (61,214)         (47,075)      (317,710)
                                     ----------------------------------------------------------------------------------------------
Aggregate securities sold               918,304,778      88,455,259      20,235,241     226,811,501       43,821,872    330,828,630
                                     ----------------------------------------------------------------------------------------------

Value of shares redeemed               (937,770,693)    (28,873,910)     (4,851,969)    (35,744,542)     (8,593,815)    (64,446,544)
12/31/04 Cash Flow                          505,554           4,863           6,420         113,920          18,604          47,436
                                     ----------------------------------------------------------------------------------------------
Net Change                             (937,265,139)    (28,869,047)     (4,845,549)    (35,630,622)     (8,575,211)    (64,399,108)

                                     ----------------------------------------------------------------------------------------------
Net Change                              (18,960,361)     59,586,212      15,389,692     191,180,879      35,246,661     266,429,522
                                     ==============================================================================================
Calculation of Fee:
Total change                        $ 1,371,169,386
                                     --------------
Per SEC .000107                     $    146,715.12
                                     ==============
Per Fund                            $     (2,028.76)  $    6,375.72    $   1,646.70   $   20,456.35   $    3,771.39   $   28,507.96


                                          98956            98955           98957            98998          98997           98996
                                         GROWTH &         EQUITY          SPECIAL        AGGRESSIVE      HIGH YIELD    INTERNATIONAL
                                          INCOME          GROWTH          EQUITY           EQUITY           BOND           EQUITY
                                          ------          ------          ------           ------          ----            ------
Proceeds from issuance of shares         85,721,180     293,514,384     129,734,808       40,073,233     35,074,209     176,126,104
Proceeds from dividends reinvested        5,239,566       7,353,019      14,287,513               --      3,442,413      15,271,054
12/31/04 Cash Flow                         (141,287)       (357,840)       (126,335)         (53,904)       (50,533)       (199,690)
                                      ---------------------------------------------------------------------------------------------
Aggregate securities sold                90,819,459     300,509,563     143,895,986       40,019,329      38,466,089    191,197,468
                                      ---------------------------------------------------------------------------------------------

Value of shares redeemed                (12,888,054)    (81,897,511)    (69,688,280)     (10,441,260)     (9,868,241)   (50,567,204)
12/31/04 Cash Flow                            8,749         154,993          40,783            3,774          12,385         54,380
                                      ---------------------------------------------------------------------------------------------
Net Change                              (12,879,305)    (81,742,518)    (69,647,497)     (10,437,486)     (9,855,856)   (50,512,824)

                                      ---------------------------------------------------------------------------------------------
Net Change                               77,940,154     218,767,045      74,248,489       29,581,843      28,610,233    140,684,644
                                      =============================================================================================
Calculation of Fee:
Total change
Per SEC .000107
Per Fund                              $    8,339.60   $   23,408.07    $   7,944.59   $    3,165.26   $      3,061.29 $   15,053.26


                                          98995             98297          98307           98037           98057          98324
                                          STOCK            MID-CAP        MID-CAP        SMALL-CAP       SMALL-CAP     TOTAL RETURN
                                          INDEX             VALUE          GROWTH          VALUE           GROWTH          BOND
                                          -----             -----          ------          -----           ------          ----
Proceeds from issuance of shares         242,892,598       61,846,178       23,791,488      24,485,590      11,191,066       43,304
Proceeds from dividends reinvested         8,553,539       10,297,997        2,001,462         729,385           1,006           23
12/31/04 Cash Flow                          (139,997)        (140,546)          (1,103)        (17,769)        (18,311)          --
                                      ---------------------------------------------------------------------------------------------
Aggregate securities sold                251,306,140       72,003,629       25,791,847      25,197,206      11,173,761       43,327
                                      ---------------------------------------------------------------------------------------------

Value of shares redeemed                (101,171,369)     (19,175,056)      (7,886,258)     (6,015,366)     (1,756,664)        (812)
12/31/04 Cash Flow                                --          184,327          226,639             290          60,380           --
                                      ---------------------------------------------------------------------------------------------
Net Change                              (101,171,369)     (18,990,729)      (7,659,619)     (6,015,076)     (1,696,284)     (812.00)

                                      ---------------------------------------------------------------------------------------------
Net Change                               150,134,771       53,012,900       18,132,228      19,182,130       9,477,477       42,515
                                      =============================================================================================

Calculation of Fee:
Total change
Per SEC .000107
Per Fund                              $    16,064.42    $    5,672.38     $   1,940.15   $     2,052.49   $   1,014.09   $     4.55


                                          98314
                                          VALUE
                                          FUND            TOTAL
                                          ----            -----
Proceeds from issuance of shares         2,598,882      2,706,098,703
Proceeds from dividends reinvested           8,696        118,306,158
12/31/04 Cash Flow                              --         (2,916,198)
                                      -------------------------------
Aggregate securities sold                2,607,578      2,821,488,663
                                      -------------------------------

Value of shares redeemed                  (125,226)    (1,451,762,774)
12/31/04 Cash Flow                              --          1,443,497
                                      -------------------------------
Net Change                             (125,226.00)    (1,450,319,277)

                                      -------------------------------
Net Change                               2,482,352      1,371,169,386
                                      ===============================
                                                        1,371,169,386
Calculation of Fee:
Total change
Per SEC .000107
Per Fund                              $     265.61    $  146,715.12